Document and Entity Information	Dec. 14, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000054480
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	KANSAS CITY SOUTHERN
Entity Incorporation State Country Code	DE
Entity File Number	1-4717
Entity Tax Identification Number	44-0663509
Entity Address, Address Line One	427 West 12th Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	(816)
Local Phone Number	983-1303
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock, par value $25 per share, 4%, Noncumulative
Trading Symbol	KSU
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	KSU
Security Exchange Name	NYSE